Employee benefits	12 Months Ended
Dec. 31, 2021
Employee Benefits
Employee benefits

17.	Employee benefits

Employee benefits are all forms of consideration given by an entity in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	12.31.2021	12.31.2020
Liabilities
Short-term employee benefits	1,290	1,200
Termination benefits	348	900
Post-retirement benefits	9,880	16,069
Total	11,518	18,169
Current	2,144	3,502
Non-current	9,374	14,667

17.1.	Short-term benefits

Short-term benefits are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related service.

	12.31.2021	12.31.2020
Variable compensation program - PPP	461	522
Accrued vacation	440	470
Salaries and related charges and other provisions	270	204
Profit sharing	118	5
Total	1,289	1,201
Current	1,286	1,199
Non-current (*)	3	2
(*) Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive managers.

In 2021, 2020 and 2019, the Company recognized the following amounts in the statement of income:

	2021	2020	2019
Salaries, accrued vacations and related charges	(2,665)	(3,064)	(4,313)
Variable compensation program - PPP	(469)	(439)	(643)
Profit sharing	(125)	(7)	(43)
Management fees and charges	(15)	(14)	(21)
Total	(3,274)	(3,524)	(5,020)

17.1.1.	Variable compensation programs

Performance award program (PPP)

On September 17, 2021, the Company’s Board of Directors approved changes in the criteria for granting PPP 2021 to employees (in relation to the criteria previously approved by the Company’s Board of Directors on December 16, 2020). The criteria for this variable compensation program establish that, in order to trigger this payment, it is necessary to have net income for the year and declaration and payment of distribution to shareholders, associated with the achievement of the Company’s performance metrics and the individual performance of employees.

Profit Sharing (PLR)

At December 29, 2020, the 17 unions representing onshore employees of the Parent Company had signed the agreement for the PLR for 2021 and 2022, before the deadline determined by the Collective Labor Agreement (ACT). Among the offshore employees, only one union had signed the agreement within the period defined by the ACT.

The current agreement for the PLR provides that only employees without managerial functions will be entitled to receive profit sharing with individual limits according to their remuneration.

In order for the PLR to be paid in 2021 and 2022, the following requirements must be met: (i) dividend distribution to shareholders approved at the Annual General Shareholders Meeting, (ii) net income for the year, and iii) achievement of the weighted average percentage of at least 80% of a set of indicators.

The maximum amount of PLR to be distributed is limited to 5% of Adjusted EBITDA (a non-GAAP measure defined as net income plus net finance income (expense), income taxes, depreciation, depletion and amortization, results in equity-accounted investments, impairment, cumulative foreign exchange adjustments reclassified to the income statement, results from disposal and write-offs of assets, foreign exchange gains and losses resulting from provisions for legal proceedings denominated in foreign currencies and results from the compensation of investments in bid areas), to 6.25% of net income and to 25% of dividends distributed to shareholders, in each year, whichever is lower.

Accounting policy for variable compensation programs (PPP and PLR)

The provision for variable compensation programs is recognized on an accrual basis and represents the estimate of future disbursements arising from past events, based on the criteria and metrics of the PPP and PLR, provided that the requirements for activating these programs are met.

17.2.	Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of labor contract as a result of either: i) an entity’s decision to terminate the labor contract before the employee’s normal retirement date; or ii) an employee’s decision to accept an offer of benefits in exchange for the termination of their employment.

The Company has voluntary severance programs (PDV), specific for employees of the corporate segment and of divestment assets, which provide for the same legal and indemnity advantages, whose enrollment deadlines have already closed, totaling 11,418 adhesions accumulated until December 31, 2021 (11,117 until December 31, 2020).

Recognition of the provision for expenses occur as employees enroll to the programs.

During January 2021, the Company reopened the voluntary termination program for retired employees under the Brazilian Social Security Institute (INSS) before the enactment of the pension reform, for employees not yet enrolled or who have canceled enrollment for any reason until December 29, 2020, when 195 employees enrolled in this program.

The Company will disburse the severance payments in two installments, one at the time of termination and the remainder one year after the termination.

Changes in the provision for expenses relating to voluntary severance programs are set out as follows:

	12.31.2021	12.31.2020
Opening Balance	900	140
Effects in the statement of income	(11)	1,017
Enrollments	30	1,076
Revision of provisions	(41)	(59)
Effects in cash and cash equivalents	(497)	(245)
Separations in the period	(497)	(245)
Cumulative translation adjustment	(43)	(12)
Closing Balance	349	900
Current	207	754
Non-current	142	146

As of December 31, 2021, from the balance of US$ 349, US$ 156 refers to the second installment of 2,607 retired employees and US$ 193 refers to 1,961 employees enrolled in voluntary severance programs with expected termination by December 2024.

17.3.	Employee benefits (post-employment)

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents (Saúde Petrobras), and five other major types of post-retirement pension benefits (collectively referred to as “pension plans”).

	12.31.2021	12.31.2020
Liabilities
Health Care Plan	4,485	5,356
Petros Pension Plan - Renegotiated (PPSP-R) (*)	3,233	6,016
Petros Pension Plan - Non-renegotiated (PPSP-NR) (*)	658	1,621
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pré 70)	817	1,508
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pré 70)	511	1,075
Petros 2 Pension Plan (PP-2)	165	477
Other plans	11	16
Total	9,880	16,069
Current	651	1,549
Non-current	9,229	14,520
(*) In 2020, it includes obligations with contribution for the revision of the lump sum death benefit.

17.3.1.	Nature and risks associated with defined benefit plans

Health Care Plan

The health care plan is managed by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan covers all employees and retirees, and is open to future employees.

Currently sponsored by Petrobras, Transpetro, PBIO, TBG and Termobahia, this plan is primarily exposed to the risk of an increase in medical costs due to inflation, new technologies, new types of coverage and an increase in the utilization of medical benefits. The Company continuously improves the quality of its technical and administrative processes, as well as the health programs offered to beneficiaries in order to mitigate such risks.

Employees and retirees make monthly fixed contributions to cover high-risk procedures and variable contributions for a portion of the cost of other procedures, both based on the contribution tables of the plan, which are determined based on certain parameters, such as salary and age levels. The plan also includes assistance towards the purchase of certain medicines through reimbursement, with co-participation of employees and retirees.

Benefits are paid by the Company based on the costs incurred by the participants. The financial participation of the Company and the beneficiaries on the expenses are provided for in the Collective Bargaining Agreement (ACT), as follows:

·	Until 2020, this benefit was covered 70% by the Company and 30% by the participants;
·	As from January 2021, this benefit is covered 60% by the Company and 40% by participants.

Intermediate revision of the health care plan

On September 30, 2021, the Brazilian Federal Senate approved the Legislative Decree No. 26/2021, suspending the effects of CGPAR Resolution No. 23/2018, which had established parity contribution (50%-50%) for the coverage of costs between state-owned companies and employees.

On December 31, 2020, the Company had carried out a remeasurement of the actuarial liabilities of this plan to reflect the provisions of the CGPAR Resolution, in force at that time. However, with the suspension of this resolution, in September 2021, the Company carried out an intermediate remeasurement of the actuarial liabilities of this plan, to reflect the costing ratio for 2022 onwards, to be covered 60% by the Company and 40% by the participants, as provided for in the Collective Labor Agreement (ACT) for 2020-2022, which resulted in a US$ 852 expense recognized within the income statement, due to the change in the benefit costing (past service cost), and a US$ 1,176 gain within other comprehensive income, due to the revision of actuarial assumptions.

Annual revision of the health care plan

At December 31, 2021, this obligation was revised using the actuarial assumptions in force, which results are shown in note 17.3.2.

Pension plans

The Company’s post-retirement plans are managed by Petros Foundation (Fundação Petrobras de Seguridade Social), a nonprofit legal entity governed by private law with administrative and financial autonomy.

Pension plans in Brazil are regulated by the National Council for Supplementary Pension (Conselho Nacional de Previdência Complementar – CNPC), which establishes all guidelines and procedures to be adopted by the plans for their management and relationship with stakeholders.

Petros Foundation periodically carries out revisions of the plans and, when applicable, establishes measures aiming at maintaining the financial sustainability of the plans.

The major post-retirement pension benefits sponsored by the Company are:

. Petros Plan - Renegotiated (PPSP-R)

. Petros Plan - Renegotiated - Pre-70 (PPSP-R Pre-70)

. Petros Plan - Non-renegotiated (PPSP-NR)

. Petros Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre-70)

. Petros 2 Plan (PP-2)

. Petros 3 Plan (PP-3)

Currently, PPSP-R, PPSP-NR, PPSP-R Pre-70, PPSP-NR Pre-70 and PP-3 are sponsored by Petrobras, and PP-2 by Petrobras, Transpetro, PBIO, TBG, Termobahia, Termomacaé and Araucária Nitrogenados (the latter in process of withdrawing sponsorship).

The PPSP-R and PPSP-NR are splits derived from Petros Plan (PPSP) originally established by the Company in July 1970. On January 1, 2020, PPSP-R Pre-70 and PPSP-NR Pre-70 were created as a split of PPSP-R and PPSP-NR, respectively.

Pension plans supplement the income of their participants during retirement, in addition to guaranteeing a pension for the beneficiaries in case of the death of a participant. The benefit consists of a monthly income supplementing the benefit granted by the Brazilian Social Security Institute.

The table below provides other characteristics of these plans:

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, also covering employees and former employees that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.
Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and
	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits (these contributions are not currently being made but may occur in the future).
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation. This obligation is recorded in these financial statements, within actuarial liabilities.	Financial obligations with a principal amounting to US$508 at 12/31/2021.	Financial obligations with a principal amounting to US$893 at 12/31/2021.	Financial obligations settled early in 2021.	Financial obligations with a principal amounting to US$519 at 12/31/2021.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 20 years.

0

New Deficit Settlement Plan (New PED)

On April 28, 2020, the New Deficit Settlement Plan for the PPSP-R and PPSP-NR (New PED) was approved by the Secretariat of Management and Governance of the State-owned Companies (SEST) and by the Superintendency of Post-retirement Benefits (PREVIC), also approving changes in regulation regarding the reduction of the lump sum death benefit.

The New PED covers 2015 and 2018 deficits and incorporates 2019 results. Total settlement amounts to US$ 6,485 (R$ 33.7 billion). Of the total amount, US$ 3,006 (R$ 15,620 million) will be paid by Petrobras, in compliance with contributory parity provided for by relevant legislation, of which US$ 2,611 (R$ 13,566 million) will be paid through lifelong additional contributions and US$ 395 (R$ 2,054 million) as a counterpart contribution for the reduction of the lump sum death benefit. On June 30, 2021, the Company prepaid the remaining balance of this contribution, in the amount of US$ 447.

The rest of the deficit will be paid by other sponsors and participants of the PPSP-R and PPSP-NR plans.

The current model differs from that applied in PED-2015, aiming at reducing the additional contributions of most of the participants by: (i) extending the collection time from 18 years to a lifetime; (ii) specific fixed contribution rates for active and assisted employees; (iii) the implementation of an annual contribution of 30% on the 13th salary; and (iv) the reduction in the amount of the lump sum death benefit.

The New PED sets forth changes in some rights and regulation of the PPSP-R and PPSP-NR, in accordance with Resolution No. 25 of CGPAR, which establishes guidelines and parameters for federal state companies regarding the sponsorship of pension plans.

Migration to PP-3 and intermediate revision of PPSP-R and PPSP-NR

On January 27, 2021, the Secretariat of Management and Governance of the State-owned Companies (SEST) and the Superintendency of Post-retirement benefits (PREVIC), approved the establishment of Petros Plan 3 (PP-3), as well as changes in regulations of Petros Plan - Renegotiated and Petros Plan Non-renegotiated (PPSP-R and PPSP-NR), not including pre-70 plans, determining the process of migration of participants to PP-3.

The PP-3 is a new pension plan with defined contribution characteristics, implemented as an exclusive option for voluntary migration of participants from the PPSP-R and PPSP-NR plans, not including pre-70 plans, whose deadline for enrollment was on April 30, 2021. The choice for migration is irreversible and irrevocable, in addition to terminating any link with the plan of origin.

On June 15, 2021, the validation of the PP-3 enrollments was completed, totaling 2,176 registrations, as well as technical and administrative feasibility studies were performed, allowing its implementation as of August 2021.

Thus, in the second quarter of 2021, the Company carried out an intermediate revision of the PPSP-R and PPSP-NR plans, which resulted in a US$ 1,731 reduction in liabilities, comprising: (i) a US$ 1 gain in the statement of income for the past service cost of the 2,176 participants who opted for the migration (as detailed in table “Changes in the net actuarial liability”); (ii) a US$ 1,721 gain in shareholders' equity within other comprehensive income, mainly due to the increase in the discount rate applied to actuarial liabilities; and the remaining US$ 9 as cumulative translation adjustments.

On September 9, 2021, Petrobras made a contribution in the amount of US$ 241 (of which US$ 231 relates to participants originally from the PPSP-R, and US$ 10 from the PPSP-NR), in addition to US$ 18 paid in June 2021 for the revision of the lump sum death benefit, as set forth in the deficit settlement plan for PPSP-R and PPSP-NR.

Annual revision of the pension plans

At December 31, 2021, this obligation was revised using the actuarial assumptions in force, which results are shown in note 17.3.2.

17.3.2.	Net actuarial liabilities and expenses, and fair value of plans assets

a)                Changes in the actuarial liabilities recognized in the statement of financial position

	2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,481	3,485	987	4,485	9	20,447
( -) Fair value of plan assets	(7,431)	(2,316)	(822)	−	2	(10,567)
Net actuarial liability as of December 31, 2021	4,050	1,169	165	4,485	11	9,880

Changes in the net actuarial liability
Balance as of January 1, 2021 (**)	7,524	2,696	477	5,356	16	16,069
Recognized in the Statement of Income	469	178	72	1,388	(9)	2,098
Past service cost	(1)	−	−	845	−	844
Present value of obligation	(730)	(33)	−	845	−	82
Plan assets transferred to PP-3	496	22	−	−	−	518
Sponsor contribution for PP-3	233	11	−	−	−	244
Current service cost	13	1	37	158	(10)	199
Net interest	438	172	35	385	1	1,031
Interest on the obligations with contribution for the revision of the lump sum death benefit	19	5	−	−	−	24
Recognized in Equity - other comprehensive income	(2,223)	(989)	(362)	(1,601)	6	(5,169)
Remeasurement effects recognized in other comprehensive income	(2,223)	(989)	(362)	(1,601)	6	(5,169)
Cash effects	(1,339)	(591)	−	(309)	−	(2,239)
Contributions paid (***)	(475)	(86)	−	(309)	−	(870)
Payments of obligations with contribution for the revision of the lump sum death benefit	(340)	(101)	−	−	−	(441)
Payments related to Term of financial commitment (TFC)	(524)	(404)	−	−	−	(928)
Other changes	(381)	(125)	(22)	(349)	(2)	(879)
Cumulative Translation Adjustment	(381)	(125)	(22)	(349)	(2)	(879)
Balance of actuarial liability as of December 31, 2021	4,050	1,169	165	4,485	11	9,880
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes obligations with contribution for the revision of the lump sum death benefit
(***)	It includes the contribution for the migration to PP-3 (US$ 241).

						2020
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Amounts recognized in the Statement of Financial Position
Present value of obligations	15,847	4,811	1,177	5,356	26	27,217
( -) Fair value of plan assets	(8,650)	(2,213)	(700)	−	(12)	(11,575)
Net actuarial liability as of December 31, 2020	7,197	2,598	477	5,356	14	15,642

Changes in the net actuarial liability
Balance as of January 1, 2020	10,231	3,264	989	11,986	24	26,494
Recognized in the Statement of Income	84	40	131	(1,672)	2	(1,415)
Service cost (**)	(298)	(93)	64	(2,348)	−	(2,675)
Costs incurred in the period	382	133	67	676	2	1,260
Recognized in Equity - other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Remeasurement effects recognized in other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Cash effects	(474)	(265)	−	(308)	(1)	(1,048)
Contributions paid	(255)	(80)	−	(308)	(1)	(644)
Payments related to Term of financial commitment (TFC)	(219)	(185)	−	−	−	(404)
Other changes	(2,300)	(726)	(252)	(2,693)	(3)	(5,974)
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(2,300)	(726)	(252)	(2,693)	(5)	(5,976)
Balance of actuarial liability as of December 31, 2020	7,197	2,598	477	5,356	14	15,642
Obligations with contribution for the revision of the lump sum death benefit	315	99	−	−	−	414
Cumulative Translation Adjustment	12	(1)	−	−	2	13
Total obligation for pension and medical benefits as of December 31, 2020	7,524	2,696	477	5,356	16	16,069
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes the gain from past service cost, in the amount of US$ 374, due to the change in the Renegotiated and Non-renegotiated Petros Plans, and US$ 2,538 due to the change in the AMS Medical Plan.

b)               Changes in the present value of the obligation

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Present value of obligations at the beginning of the year	15,847	4,811	1,177	5,356	26	27,217
Recognized in the Statement of Income	1,179	355	122	543	(8)	2,191
Interest expense	1,166	354	85	385	2	1,992
Service cost	13	1	37	158	(10)	199
Past service cost	(1)	−	−	845	−	844
Recognized in Equity - other comprehensive income	(2,969)	(1,041)	(168)	(1,601)	(7)	(5,786)
Remeasurement: Experience (gains) / losses (**)	(313)	(301)	315	(239)	(8)	(546)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(5)	96	−	91
Remeasurement: (gains) / losses - financial assumptions	(2,656)	(740)	(478)	(1,458)	1	(5,331)
Others	(2,576)	(640)	(144)	187	(2)	(3,175)
Benefits paid, net of assisted contributions	(952)	(319)	(65)	(309)	−	(1,645)
Contributions paid by participants	26	7	−	−	−	33
Transfer and contribution for PP-3	(680)	(31)	−	−	−	(711)
Others	−	−	−	−	−	−
Cumulative Translation Adjustment	(970)	(297)	(79)	496	(2)	(852)
Present value of obligations at the end of the year	11,481	3,485	987	4,485	9	20,447
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes additional contributions - New PED.

						2020
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Present value of obligations at the beginning of the year	20,919	5,955	1,672	11,986	37	40,569
Recognized in the Statement of Income	589	190	176	(1,672)	3	(714)
Interest expense	887	283	112	676	3	1,961
Service cost	(298)	(93)	64	(2,348)	−	(2,675)
Recognized in Equity - other comprehensive income	(148)	211	(228)	(1,957)	(7)	(2,129)
Remeasurement: Experience (gains) / losses (**)	(436)	231	55	(671)	−	(821)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(20)	1	1	(18)
Remeasurement: (gains) / losses - financial assumptions	288	(20)	(263)	(1,287)	(8)	(1,290)
Others	(5,513)	(1,545)	(443)	(3,001)	(7)	(10,509)
Benefits paid, net of assisted contributions	(920)	(228)	(35)	(310)	(2)	(1,495)
Contributions paid by participants	75	15	−	−	−	90
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(4,668)	(1,332)	(408)	(2,691)	(7)	(9,106)
Present value of obligations at the end of the year	15,847	4,811	1,177	5,356	26	27,217
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes additional contributions - PED 2015.

c)                Changes in the fair value of plan assets

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Fair value of plan assets at the beginning of the year	8,650	2,213	700	−	12	11,575
Recognized in the Statement of Income	728	182	50	−	1	961
Interest income	728	182	50	−	1	961
Recognized in Equity - other comprehensive income	(746)	(52)	194	−	(13)	(617)
Remeasurement: Return on plan assets due to lower interest income	(746)	(52)	194	−	(13)	(617)
Cash effects	999	490	−	309	−	1,798
Contributions paid by the sponsor (Company) (*)	475	86	−	309	−	870
Term of financial commitment (TFC) paid by the Company	524	404	−	−	−	928
Other Changes	(2,200)	(517)	(122)	(309)	(2)	(3,150)
Contributions paid by participants	26	7	−	−	−	33
Benefits paid, net of assisted contributions	(952)	(319)	(65)	(309)	−	(1,645)
Transfer and contribution for PP-3	(680)	(31)	−	−	−	(711)
Cumulative Translation Adjustment	(594)	(174)	(57)	−	(2)	(827)
Fair value of plan assets at the end of the year	7,431	2,316	822	−	(2)	10,567
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

						2020
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Fair value of plan assets at the beginning of the year	10,688	2,691	683	−	13	14,075
Recognized in the Statement of Income	505	150	45	−	1	701
Interest income	505	150	45	−	1	701
Recognized in Equity - other comprehensive income	196	(74)	163	−	1	286
Remeasurement: Return on plan assets due to lower interest income	196	(74)	163	−	1	286
Cash effects	474	265	−	308	1	1,048
Contributions paid by the sponsor (Company) (*)	255	80	−	308	1	644
Term of financial commitment (TFC) paid by the Company	219	185	−	−	−	404
Other Changes	(3,213)	(819)	(191)	(308)	(4)	(4,535)
Contributions paid by participants	75	15	−	−	−	90
Benefits paid, net of assisted contributions	(920)	(228)	(35)	(310)	(2)	(1,495)
Cumulative Translation Adjustment	(2,368)	(606)	(156)	2	(2)	(3,130)
Fair value of plan assets at the end of the year	8,650	2,213	700	−	12	11,575
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Pension Plan assets

Seeking to maintain an appropriate investment performance, Petros Foundation annually prepares Investment Policies (PI) specific to each plan, following two models:

(i)	for Petros 2, the achievement of the actuarial goal with the lowest value at risk; and
(ii)	for defined benefit plans, the minimal mismatch in net cash flows, conditioned to the achievement of the actuarial target.

Pension plans assets follow a long-term investment strategy based on the risks assessed for each different class of assets and provide for diversification, in order to lower portfolio risk. The portfolio profile must comply with the Brazilian National Monetary Council (Conselho Monetário Nacional – CMN) regulations.

Petros Foundation establishes investment policies for 5-year periods, reviewed annually. Petros uses an asset liability management model (ALM) to address net cash flow mismatches of the benefit plans, based on liquidity and solvency parameters, simulating a 30-year period.

The pension plan assets by type of asset are set out as follows:

				2021		2020
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	-	846	846	8%	847	8%
Fixed income	3,820	3,044	6,864	67%	7,186	62%
Government bonds	3,771	751	4,522	-	4,824	-
Fixed income funds	-	860	860	-	1,500	-
Other investments	49	1,433	1,482	-	862	-
Variable income	1,686	232	1,918	16%	2,514	21%
Common and preferred shares	1,686	-	1,686	-	2,377	-
Other investments	-	232	232	-	137	-
Structured investments	33	151	184	2%	113	1%
Real estate properties	-	475	475	4%	563	5%
	5,539	4,748	10,287	97%	11,223	97%
Loans to participants	-	280	280	3%	352	3%
Total	5,539	5,028	10,567	100%	11,575	100%

There is no plan asset for the health care plan. Loans to participants are measured at amortized cost, which is considered an appropriate estimate of fair value.

As of December 31, 2021, the investment portfolio included debentures of US$ 6 (US$ 9 in 2020), Company’s common shares in the amount of US$ 1 (US$ 1 in 2020) and real estae properties leased by the Company in the amount of US$ 243 (US$ 254 in 2010).

d)               Net expenses relating to benefit plans

		Pension Plans		Health Care Plan	Other Plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Related to active employees (cost of sales and expenses)	54	10	58	519	(9)	632
Related to retirees (other income and expenses)	397	163	14	869	−	1,443
Obligations with contribution for the revision of the lump sum death benefit	18	5	−	−	−	23
Net expenses for the year - 2021	469	178	72	1,388	(9)	2,098
Net expenses for the year - 2020 (**)	399	139	131	(1,672)	2	(1,001)
Net expenses for the year - 2019	561	211	75	1,232	7	2,086
(*) It includes amounts of PPSP-R pre-70 and PPSP-NR pre-70
(**)	It includes US$ 1,415 related to the actuarial remeasurement and US$ 414 to the update of the obligation with the contribution for the reduction of the lump sum death benefit.

17.3.3.	Contributions

In 2021, the Company contributed with US$ 2,239 to the defined benefit plans (reducing the balance of obligations of these plans, as presented in note 17.3.2), and with US$ 169 and US$ 1, respectively, to the defined contribution portions of PP-2 and PP-3 plans (US$ 177 for PP-2 in 2020).

For 2022, the expected contributions for the PPSP-R, PPSP-NR, PPSP-R pre-70 and PPSP-NR pre-70 plans, amounts to US$ 396, and for PP-2 amounts to US$ 172, relating to the defined contribution portion.

The contribution to the defined benefit portion of the PP-2 is suspended between July 1, 2012 and June 30, 2022, according to the decision of the Petros Foundation's Deliberative Council, based on the recommendation of actuarial specialists of the Petros Foundation, since there is sufficient reserve to cover the value at risk. Thus, all contributions made during this period are being allocated to the participant's individual account.

17.3.4.	Expected future cash flow

The estimate below reflects only the expected future cash flows to meet the defined benefit obligation recognized at the end of the reporting period.

	2021						2020
	Pension Plan			Health Care Plan	Other Plans	Total	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Up to 1 Year	904	303	57	247	9	1,520	1,484
1 to 5 Years	3,780	1,231	245	894	−	6,150	5,444
6 to 10 Years	2,659	837	189	930	−	4,615	5,755
11 To 15 Years	1,780	530	145	738	−	3,193	5,077
Over 15 Years	2,358	584	351	1,676	−	4,969	9,457
Total	11,481	3,485	987	4,485	9	20,447	27,217
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

17.3.5.	Future payments to participants of defined benefit plans that are closed to new members

The following table provides the period during which the defined benefit obligation associated with these plans are expected to continue to affect the Company's financial statements.

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans.	10.72	6.95	11.51	7.57

17.3.6.	Measurement uncertainties associated with the defined benefit obligation

The significant financial and demographic actuarial assumptions used to determine the defined benefit obligation are presented in the following table:

					Pension Plans	2021 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2
Nominal discount rate (including inflation)(1)	8.11% (05/2021) 10.64% (12/2021)	8.07% (05/2021) 10.62% (12/2021)	10.55%	10.54%	10.73%	8.92% (09/2021) 10.68% (12/2021)
Nominal expected salary growth (including inflation) (2)	5.83%	5.63%	5.83%	5.63%	7.20%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	5.24% a 3.25% p.a.
Mortality table	Petros Experience (Bidecrem 2013)	Petros Experiences (Bidecrem 2020)	Petros Experiences (Bidecrem 2016)	Petros Experiences (Bidecrem 2020)	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Ex Petros (Bidecr 2013)
Disability table	American group	American group	n/a	n/a	Álvaro Vindas 50% smoothed	Assets: Alvaro Vindas 50% smoothed
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 10% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 3.61% for 2020 and converging to 3.5% in 2035 onwards.
(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

					Pension Plans	2020 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2
Nominal discount rate (including inflation)(1)	5.83% (05/2020) 7.03% (12/2020)	5.77% (05/2020) 6.97% (12/2020)	6.55%	6.55%	7.44%	7.20%
Nominal expected salary growth (including inflation) (2)	4.75%	4.54%	4.75%	4.54%	6.20%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	6.17% a 3.90% p.a.
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2020 (bidecremental)	EX-PETROS 2016 (bidecremental)	EX-PETROS 2020 (bidecremental)	AT-2012 IAM basic fem 10% smoothed	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group	n/a	n/a	Álvaro Vindas 40% smoothed	Álvaro Vindas 40% smoothed
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB 1957 strong, 20% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 3.61% for 2020 and converging to 3.5% in 2035 onwards.
(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

The most significant assumptions are described in Note 4.4.

17.3.7.	Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the discount rate and in the estimated future medical costs is set out below:

	Discount Rate				Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,341)	1,704	(480)	593	628	(511)
Current Service cost and interest cost	(20)	27	(31)	37	96	(77)

Accounting policy for post-employment defined benefits

Actuarial commitments related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected unit credit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled.

Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation. Actuarial assumptions include demographic and financial assumptions, medical costs estimates, historical data related to benefits paid and employee contributions, as set out in note 4 - Critical accounting policies: key estimates and judgments.

Service cost are accounted for within results and comprises: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.

Net interest on the net defined benefit liability (asset) is the change during the period in the net defined benefit liability (asset) that arises from the passage of time. Such interest is accounted for in results.

Remeasurement of the net defined benefit liability (asset) is recognized in shareholders’ equity, in other comprehensive income, and comprises: (i) actuarial gains and losses and; (ii) the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset).

The Company also contributes amounts to defined contribution plans, on a parity basis in relation to the employee's contribution, that are expensed when incurred.